1. Organization and Business (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
		Jan. 08, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net loss			$ (1,263,464)	$ (1,316,234)	$ (4,908,736)		$ (6,213,135)
Net Cash Used in Operating Activities			(1,214,107)	$ (2,346,210)	(7,186,870)		(3,716,277)
Accumulated deficit			(42,641,849)		(41,551,497)		(36,642,761)
Stockholders equity			15,593,687		15,039,846		10,055,526		$ 14,121,584
Current assets			8,854,964		10,834,926		3,376,788
Working capital					7,116,279		(479,404)
Cash, cash equivalents and restricted cash					7,498,072
Current liabilities			4,258,470		3,718,647		3,856,192
Trade payables			$ 925,000		925,000	[1]	925,000	[1]
Service advance	[2]				0		$ 1,489,583
Gross proceeds from exercise of warrants					$ 3,866,573
Direct Offering [Member]
Issuance of Common Stock in Registered Direct Offering, net (in shares)					1,647,691
Gross proceeds from sale of equity					$ 6,425,995
Warrants issued					1,647,691
January 2018 Private Placement [Member]
Issuance of Common Stock in Registered Direct Offering, net (in shares)					1,647,691
January 2018 Private Placement [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Accredited Investors [Member]
Gross proceeds from sale of equity		$ 1,800,000
Warrants issued		592,000
Private Transaction [Member]
Gross proceeds from exercise of warrants					$ 3,866,573
Issuance of Common Stock in Registered Direct Offering, net (in shares)					1,171,689
SPHE [Member]
Issuance of Common Shares for Debt Extinguishment (in shares)					301,231
Issuance of Common Shares for Debt Extinguishment, debt extinguished					$ 1,489,583

[1]	As part of the Merger in 2013, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability. As of December 31, 2017, the Company believes that the statute of limitations applicable to the assertion of any legal claim relating to the collection of these liabilities has expired and therefore believes this liability is uncollectible.
[2]	During the first quarter of 2014, the Company entered into an exclusive three-year agreement with DADC to provide all CD, DVD and Blu-ray replication, packaging and distribution to the Company's direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disk replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term.